Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Sales (including 10,519 , 5,142 and 7,442 of sales to related parties for 2021, 2020 and 2019	$ 76,571	$ 53,270	$ 70,615
Cost of sales (including 1,873 , 1,151 and 1,092 of purchases from related parties for 2021, 2020 and 2019	57,337	49,138	68,887
Gross margin	19,234	4,132	1,728
Selling, general and administrative expenses	2,258	2,022	2,355
Operating income (loss)	16,976	2,110	(627)
Income from investments in associates, joint ventures and other investments	2,204	234	347
Financing costs - net	(1,155)	(1,256)	(1,652)
Income (loss) before taxes	18,025	1,088	(1,932)
Income tax expense	2,460	1,666	459
Net income (loss) (including non-controlling interests)	15,565	(578)	(2,391)
Net income (loss) attributable to equity holders of the parent	14,956	(733)	(2,454)
Net income attributable to non-controlling interests	$ 609	$ 155	$ 63
Earning (loss) per common share (in U.S. dollar)
Basic (USD per share)	$ 13.53	$ (0.64)	$ (2.42)
Diluted (USD per share)	$ 13.49	$ (0.64)	$ (2.42)
Weighted average common shares outstanding (in millions)
Basic (in shares)	1,105	1,140	1,013
Diluted (in shares)	1,108	1,140	1,013